CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT
Cash and cash equivalents	R$ 8,585,570	R$ 6,835,057
Marketable securities	2,448,267	2,212,079
Trade accounts receivable	3,979,086	2,915,206
Inventories	4,404,865	4,009,335
Recoverable taxes	382,415	406,850
Derivative financial instruments	1,204,841	484,043
Advances to suppliers	35,821	43,162
Other assets	758,427	738,924
Total current assets, before assets held for sale	21,799,292	17,644,656
Assets held for sale		313,338
Total current assets	21,799,292	17,957,994
NON CURRENT
Marketable securities	237,345	184,778
Recoverable taxes	1,156,151	834,575
Deferred taxes	6,224,616	8,677,002
Derivative financial instruments	764,156	857,377
Advances to suppliers	1,249,628	1,015,115
Judicial deposits	298,049	257,789
Other assets	222,695	235,341
Biological assets	11,720,857	11,161,210
Investments	497,083	359,071
Property, plant and equipment	38,190,785	39,156,890
Right of use	4,571,713	4,344,078
Intangible	16,375,218	16,759,528
Total non-current	81,508,296	83,842,754
TOTAL ASSET	103,307,588	101,800,748
CURRENT
Trade accounts payable	2,575,168	2,361,098
Loans, financing and debentures	1,920,072	2,043,386
Lease liabilities	593,691	620,177
Derivative financial instruments	1,010,897	1,991,118
Taxes payable	233,277	170,482
Payroll and charges	444,938	492,728
Liabilities for assets acquisitions and associates	112,446	101,515
Dividends payable	11,185	6,232
Advance from customers	115,260	25,171
Other liabilities	361,197	360,916
Total current liabilities	7,378,131	8,172,823
NON CURRENT
Loans, financing and debentures	66,556,926	70,856,496
Lease liabilities	4,773,303	4,571,583
Derivative financial instruments	5,060,920	6,126,282
Liabilities for assets acquisitions and associates	396,923	400,713
Provision for judicial liabilities	3,271,679	3,255,955
Employee benefit plans	792,387	785,045
Deferred taxes		570
Share-based compensation plans	212,500	195,135
Advance from customers	165,439
Other liabilities	111,888	98,768
Total non-current liabilities	81,341,965	86,290,547
TOTAL LIABILITIES	88,720,096	94,463,370
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	13,033	10,612
Treasury shares	(218,265)	(218,265)
Other reserves	2,028,382	2,129,944
Retained earnings (accumulated deficit)	3,429,696	(3,926,015)
Controlling shareholders'	14,488,392	7,231,822
Non-controlling interest	99,100	105,556
Total equity	14,587,492	7,337,378
TOTAL LIABILITIES AND EQUITY	R$ 103,307,588	R$ 101,800,748